Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2012	2013
Other taxes payable	$2,589,631	$1,923,070
Accrued employee payroll and welfare	3,048,385	3,402,678
Other payable	6,387,108	4,910,720
Accrued expenses	1,332,397	2,580,340
Advances from customers	214,133	290,952

	$13,571,654	$13,107,760